Benefit Payments, Pension (Detail) (Pension, INR) In Millions, unless otherwise specified	Mar. 31, 2012
Pension
Benefit payments
2013	56.1
2014	49.8
2015	25.3
2016	49.5
2017	55.0
2018-2022	303.3